Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Assets:
Servicing Asset at Fair Value, Amount	$ 3,244	$ 3,418	$ 2,893	$ 2,893
Carrying Amount
Financial Assets:
Cash and equivalents	126,740	138,229
Securities, available-for-sale and held-to-maturity	284,139	272,336
Loans-net	1,276,426	1,189,221
Servicing Asset at Fair Value, Amount	2,489	2,222
Deposits:
Borrowings	0	330
Carrying Amount | Letters of Credit
Other financial instruments:
Other financial instruments	(233)	(127)
Carrying Amount | Interest Rate Swap
Other financial instruments:
Other financial instruments	(4,415)	(933)
Carrying Amount | Demand, savings and money market accounts
Deposits:
Deposits	1,148,406	984,940
Carrying Amount | Time deposits
Deposits:
Deposits	398,204	488,390
Carrying Amount | Junior Subordinated Debenture
Deposits:
Junior subordinated debentures	51,547	51,547
Fair Value
Financial Assets:
Cash and equivalents	126,740	138,229
Securities, available-for-sale and held-to-maturity	289,431	276,856
Loans-net	1,308,531	1,245,838
Servicing Asset at Fair Value, Amount	3,244	3,418
Deposits:
Borrowings	0	328
Fair Value | Letters of Credit
Other financial instruments:
Other financial instruments	(233)	(127)
Fair Value | Interest Rate Swap
Other financial instruments:
Other financial instruments	(4,415)	(933)
Fair Value | Demand, savings and money market accounts
Deposits:
Deposits	1,148,406	984,940
Fair Value | Time deposits
Deposits:
Deposits	393,583	494,654
Fair Value | Junior Subordinated Debenture
Deposits:
Junior subordinated debentures	$ 52,185	$ 52,866